Cover	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Entity File Number	001-36507
Entity Registrant Name	TERMINIX GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001428875
Entity Tax Identification Number	20-8738320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Peabody Place
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	901
Local Phone Number	597-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common, par value $0.01
Trading Symbol	TMX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false